Offerings	Feb. 19, 2026 USD ($) sHARES uSD
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value, reserved for issuance pursuant to the 2017 Plan (as defined below)
Amount Registered | sHARES	2,033,710	[1]
Proposed Maximum Offering Price per Unit | uSD	12.89	[2]
Maximum Aggregate Offering Price	$ 26,214,522
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,620.23
Offering Note
(1) Represents shares of Class A common stock, $0.001 par value (“Class A Common Stock”), issuable under the Bandwidth Inc. Third Amended and Restated 2017 Incentive Award Plan (as amended and/or restated from time to time, the “2017 Plan”) and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), includes any additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the 2017 Plan.

Offering: 2
Offering:
Offering Note	(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h)(1) of the Securities Act based on the average of the high and low prices of a share of the Registrant’s Class A Common Stock on the Nasdaq Global Select Market on February 12, 2026.

[1]
(1) Represents shares of Class A common stock, $0.001 par value (“Class A Common Stock”), issuable under the Bandwidth Inc. Third Amended and Restated 2017 Incentive Award Plan (as amended and/or restated from time to time, the “2017 Plan”) and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), includes any additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the 2017 Plan.

[2]	(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h)(1) of the Securities Act based on the average of the high and low prices of a share of the Registrant’s Class A Common Stock on the Nasdaq Global Select Market on February 12, 2026.